Property Plant and Equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Beginning balance	$ 37,703	$ 63,996
Additions	3,327	2,946
Disposals	(12)	(12,572)
Currency translation adjustment	(5)	(11)
Transfers	10	(11,841)
Depreciation charges	(4,465)	(4,815)
Ending balance	36,558	37,703
Costs [Member]
Statement [Line Items]
Beginning balance	130,118	126,798
Ending balance	1,772	148,277
Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(93,560)	(89,095)
Ending balance	1,896	(84,281)
Buildings And Facilities [Member]
Statement [Line Items]
Beginning balance	34,149	60,328
Additions	2,245	1,820
Disposals	0	(12,565)
Currency translation adjustment	0	0
Transfers	0	(11,934)
Depreciation charges	(3,300)	(3,500)
Ending balance	33,094	34,149
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(50,296)	(46,798)
Ending balance	(53,596)	36,558
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	84,445	107,126
Ending balance	86,690	33,094
Machinery and Equipment [Member]
Statement [Line Items]
Beginning balance	1,844	1,896
Additions	689	858
Disposals	(7)	0
Currency translation adjustment	0	0
Transfers	10	93
Depreciation charges	(819)	(1,003)
Ending balance	1,717	1,844
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(32,672)	(31,669)
Ending balance	(33,491)	60,328
Machinery and Equipment [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	34,516	33,565
Ending balance	35,208	1,717
Other PPE [Member]
Statement [Line Items]
Beginning balance	1,710	1,772
Additions	393	268
Disposals	(5)	(7)
Currency translation adjustment	(5)	(11)
Transfers	0	0
Depreciation charges	(346)	(312)
Ending balance	1,747	1,710
Other PPE [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(6,473)	(6,127)
Ending balance	63,996	(5,814)
Other PPE [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	7,837	7,586
Ending balance	$ 8,220	$ 1,747